Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2017	116,280	2.08
Granted	100,270	1.76
Vested	(72,152)	2.53
Forfeited	(4,036)	2.78
Non-vested on December 31, 2017	140,362	1.60